Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized (in shares)	600,000,000
Common stock, shares issued (in shares)	91,967,565
Common stock, shares outstanding (in shares)	91,967,565